PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses	$ 126,139	¥ 878,155	¥ 565,710
Tax recoverables	82,007	570,913	421,654
Staff advances	268	1,866	10,730
Interest receivables	2,063	14,359	12,037
Deposits	2,498	17,391	39,971
Loan to third parties	10,565	73,557	58,909
Other receivables	8,893	61,908	50,563
Prepaid expenses and other current assets	$ 232,433	¥ 1,618,149	¥ 1,159,574